TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Maturity of Debt Obligations

	Year ended December 31,
	2023	2022	2021

Cost of revenues	$8,232	$8,870	$8,157

Research and development	$486	$574	$547

Selling and marketing	$621	$730	$723

General and administrative	$848	$951	$873

Finance expenses, net	$-	$(392)	$106

Schedule of Transactions and Balances with Related Party and Other Loan

	December 31,
	2023	2022

Related party balances (1)	$257	$283

Other loans(2)	$479	$483

1.	Related to the above mentioned agreements with related party.

2.	During 2021, the Company assumed 55% of the shareholders loan in Lioli.